Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Total deposits	$ 864,101	$ 837,046
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	314,000	309,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	21,000	20,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	43,000	38,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 33,000	$ 32,000